Note 4 - Stockholders' Equity (Details Textual) - USD ($)		1 Months Ended					3 Months Ended		12 Months Ended
	May 01, 2016	Apr. 30, 2019	Oct. 31, 2018	Aug. 31, 2017	Dec. 31, 2016	May 31, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant							500,000		500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 6.80	$ 9.40	$ 26.80
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							40,000	0	24,432
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount							$ 250,000		$ 179,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition							292 days		1 year 328 days
Additional Research and Development Expense Due to Modifications							$ 102,000
Private Placement [Member]
Class of Warrant or Right, Issued During Period			150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 15
Warrants and Rights Outstanding, Term			5 years 182 days
Stock Issued During Period, Shares, New Issues			150,000
Series A 4.5% Convertible Preferred Stock [Member] | Subsequent Event [Member]
Conversion of Stock, Shares Converted		465,191
Stock Issued During Period, Shares, Conversion of Convertible Securities		90,419
Series A 4.5% Convertible Preferred Stock [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues					1,000,000
Preferred Stock, Dividend Rate, Percentage					4.50%
Convertible Preferred Stock, Issuable Upon Conversion of All Shares					194,369
Stock Purchase Warrants [Member]
Class of Warrant or Right, Issued During Period	87,309			112,500		87,309	25,000
Class of Warrant or Right, Outstanding				149,135					149,135
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.40				$ 6				$ 40
Class of Warrant or Right, Granted During Period, Weighted Average Grant Date Fair Value							$ 3.80
Class of Warrant or Right, Vesting Percentage on Grant							25.00%
Class of Warrant or Right, Vesting Percentage on Completion of Initial Services							75.00%
Warrants and Rights Outstanding, Term							2 years 182 days
Stock Purchase Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input							0
Stock Purchase Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input							0.025
Stock Purchase Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input							1.1
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition									182 days
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted							0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period							0
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance							1,688
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Grant Date Fair Value							$ 93.20
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding							$ 15,200		$ 17,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised							0		0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested										$ 23,000
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount									$ 25,000
Restricted Stock [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition							91 days		182 days
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted							0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period									3,624
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding									$ 7,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value							$ 22.20		$ 48.20
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested							$ 5,100		$ 84,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance							563
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance							$ 22.20
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount							$ 12,500		$ 25,000